UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08403

                   AllianceBernstein Institutional Funds, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                   Date of reporting period: October 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.




[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein Special Equity Institutional Fund



                                Large Cap Growth

                                                 Annual Report--October 31, 2003

   Investment Products Offered
==================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
==================================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

December 8, 2003

Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Special Equity Institutional Fund (the "Fund") for the annual reporting period ended October 31, 2003.

Investment Objectives and Policies
This open-end fund seeks capital appreciation and invests primarily in equity securities. The Fund emphasizes investments in companies that have superior relative earnings growth that are selling at reasonable relative valuations. Although the Fund typically invests for the long-term, it may also take advantage of short-term opportunities.

Investment Results
The following table provides the performance data for the Fund and its benchmark, the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended October 31, 2003. We have also included the Russell 3000 Growth Index for an additional comparison of more growth-oriented stocks.

   INVESTMENT RESULTS*
   Periods Ended October 31, 2003

                                                    ============================
                                                             Returns
                                                    ============================
                                                    6 Months           12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Special Equity
   Institutional
   Fund                                               22.20%              27.59%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                        15.62%              20.79%
--------------------------------------------------------------------------------
   Russell 3000
   Growth Index                                       18.06%              23.36%
--------------------------------------------------------------------------------


 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The unmanaged Standard & Poor's (S&P) 500 Stock Index and the unmanaged Russell 3000 Growth Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The Russell 3000 Growth Index contains those securities in the Russell 3000 Index with a greater-than-average growth orientation. The unmanaged Russell 3000 Index is comprised of 3,000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Special Equity Institutional Fund.

   Additional investment results appear on page 5.


For the six-month period ended October 31, 2003, the Fund outperformed its benchmark, the S&P 500 Stock Index, as well as the Russell 3000 Growth Index. The Fund's performance was favorably affected by its holdings in financial services, consumer services and technology; although, this


--------------------------------------------------------------------------------
                         AllianceBernstein Special Equity Institutional Fund o 1
was partially offset by an underweight exposure to technology. The Fund's health care holdings detracted from performance during the period.

For the 12-month period ended October 31, 2003, the Fund also outperformed both indices. Again, the Fund benefited from performance of a number of technology and financial services holdings. In contrast to the above-mentioned six-month period, the Fund's health care holdings benefited performance over the 12-month period.

Market Review and Investment Strategy
The past eight months have witnessed a dramatic shift in confidence and expectations regarding the prospects for economic growth and corporate profits. This fueled a broad-based equity recovery during the spring and summer months which has, more recently, been reinforced by indications of stronger economic growth. Consistent with the shift in expectations, market leadership has been assumed by economically-sensitive sectors, particularly technology and consumer durables. Conversely, consistent growth and defensive sectors have generally lagged over recent months.

Recent economic evidence has reinforced our positive expectations for economic expansion, both domestic and global. The recent report on third quarter real gross domestic product indicated growth of 8.2%, 100 basis points stronger than initial estimates. Consumer confidence, as measured by the Conference Board survey, showed a powerful 10 point improvement in November 2002. Manufacturing inventories were again liquidated in the third quarter, and currently stand at an all-time low relative to consumption.

Reflecting the more favorable economic environment, the Fund remains balanced between consistent and cyclical growth companies. While the Fund's exposure to technology stocks increased over the past six months, health care, financial services and consumer services remain important exposures.


--------------------------------------------------------------------------------
2 o AllianceBernstein Special Equity Institutional Fund

PERFORMANCE UPDATE



ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND
GROWTH OF A $2,000,000 INVESTMENT
4/30/99* TO 10/31/03

S&P 500 Stock Index: $1,678,891

AllianceBernstein Special Equity Institutional Fund: $1,612,924

          [TABLE BELOW REPRESENTS MOUNTAIN CHART IN PRINTED REPORT]

                                                       AllianceBernstein Special
                     S&P 500 Stock Index               Equity Institutional Fund
--------------------------------------------------------------------------------
4/30/99*                 2,000,000                              2,000,000
10/31/99                 2,158,000                              2,054,720
10/31/00                 2,460,800                              2,179,650
10/31/01                 1,508,790                              1,637,130
10/31/02                 1,264,180                              1,389,930
10/31/03                 1,612,924                              1,678,891


This chart illustrates the total value of an assumed $2,000,000 investment in AllianceBernstein Special Equity Institutional Fund Class I shares (from 4/30/99* to 10/31/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes the reinvestment of dividends and capital gains. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's (S&P) 500 Stock Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Special Equity Institutional Fund.


* Fund and benchmark data are from the Fund's inception date of 4/30/99.


--------------------------------------------------------------------------------
                         AllianceBernstein Special Equity Institutional Fund o 3

PORTFOLIO SUMMARY
October 31, 2003

INCEPTION DATE
4/30/99
PORTFOLIO STATISTICS
Net Assets ($mil): $196.0


SECTOR BREAKDOWN
  27.2% Technology
  24.1% Finance
  19.1% Health Care
  18.5% Consumer Services
   5.5% Consumer Manufacturing
   2.0% Capital Goods
   1.2% Multi-Industry Companies
   1.0% Energy
   0.7% Aerospace & Defense

   0.7% Short-Term



All data as of October 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o AllianceBernstein Special Equity Institutional Fund

INVESTMENT RESULTS


AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003


Class I Shares
--------------------------------------------------------------------------------
                           Without Sales Charge
               1 Year              27.59%
     Since Inception*              -4.66%

AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2003)

Class I Shares
--------------------------------------------------------------------------------
                           Without Sales Charge
                    1 Year         24.55%
          Since Inception*         -6.32%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions.

The Fund can invest in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. The Fund can invest in small- to mid-capitalization companies. These investments may be more volatile than investments in large capitalization companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date: 4/30/99.


--------------------------------------------------------------------------------
                         AllianceBernstein Special Equity Institutional Fund o 5

TEN LARGEST HOLDINGS
October 31, 2003

                                                                   Percent of
Company                                      Value                 Net Assets
--------------------------------------------------------------------------------
Legg Mason, Inc.                         $  9,290,700                 4.7%
--------------------------------------------------------------------------------
Career Education Corp.                      8,632,260                 4.4
--------------------------------------------------------------------------------
Citigroup, Inc.                             8,310,642                 4.2
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                       8,007,549                 4.1
--------------------------------------------------------------------------------
Dell, Inc.                                  6,508,463                 3.3
--------------------------------------------------------------------------------
American International Group, Inc.          6,455,340                 3.3
--------------------------------------------------------------------------------
Juniper Networks, Inc.                      6,175,967                 3.2
--------------------------------------------------------------------------------
eBay, Inc.                                  6,052,708                 3.1
--------------------------------------------------------------------------------
Marvell Technology Group, Ltd. (Bermuda)    5,861,909                 3.0
--------------------------------------------------------------------------------
Stryker Corp.                               5,799,365                 3.0
--------------------------------------------------------------------------------
                                         $ 71,094,903                36.3%


--------------------------------------------------------------------------------
6 o AllianceBernstein Special Equity Institutional Fund

PORTFOLIO OF INVESTMENTS
October 31, 2003

Company                                           Shares             Value
--------------------------------------------------------------------------------

COMMON STOCKS-100.0%

Technology-27.4%
Communications Equipment-4.5%
Cisco Systems, Inc.(a) ...........................        126,750    $ 2,659,215
Juniper Networks, Inc.(a) ........................        343,300      6,175,967
                                                                     -----------
                                                                       8,835,182
                                                                     -----------
Computer Hardware/Storage-3.6%
Dell, Inc.(a) ....................................        180,190      6,508,463
Seagate Technology (Cayman Islands) ..............         22,500        517,050
                                                                     -----------
                                                                       7,025,513
                                                                     -----------
Computer Services-0.5%
Affiliated Computer Services, Inc. Cl.A(a) .......         20,350        995,726
                                                                     -----------
Computer Software-8.1%
Electronic Arts, Inc.(a) .........................         19,750      1,956,040
Intuit, Inc.(a) ..................................         22,400      1,119,552
Mercury Interactive Corp.(a) .....................         54,350      2,524,014
Microsoft Corp. ..................................         44,700      1,168,905
Symantec Corp.(a) ................................         57,400      3,825,710
VERITAS Software Corp.(a) ........................        147,175      5,320,376
                                                                     -----------
                                                                      15,914,597
                                                                     -----------
Internet Infrastructure-3.1%
eBay, Inc.(a) ....................................        108,200      6,052,708
                                                                     -----------
Semi-Conductor Components-6.6%
Broadcom Corp. Cl.A(a) ...........................         96,900      3,095,955
Linear Technology Corp. ..........................         58,100      2,475,641
Marvell Technology Group, Ltd. (Bermuda)(a)  .....        133,620      5,861,909
Maxim Integrated Products, Inc. ..................         29,600      1,471,416
                                                                     -----------
                                                                      12,904,921
                                                                     -----------
Miscellaneous-1.0%
Amphenol Corp. Cl.A(a) ...........................         34,700      2,038,625
                                                                     -----------
                                                                      53,767,272
                                                                     -----------
Finance-24.3%
Brokerage & Money Management-9.4%
Goldman Sachs Group, Inc. ........................         36,400      3,417,960
Legg Mason, Inc. .................................        111,600      9,290,700
Merrill Lynch & Co., Inc. ........................         40,400      2,391,680
Morgan Stanley ...................................         58,900      3,231,843
                                                                     -----------
                                                                      18,332,183
                                                                     -----------
Insurance-5.9%
American International Group, Inc. ...............        106,121      6,455,340
Axis Capital Holdings, Ltd. (Bermuda) ............         11,600        290,580
Everest Re Group, Ltd. (Bermuda) .................         30,200      2,505,090
Willis Group Holdings, Ltd. ......................         70,900      2,360,970
                                                                     -----------
                                                                      11,611,980
                                                                     -----------


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                         AllianceBernstein Special Equity Institutional Fund o 7

Company                                                 Shares            Value
--------------------------------------------------------------------------------

Miscellaneous-9.0%
Ambac Financial Group, Inc. ..................           60,300      $ 4,265,622
Citigroup, Inc. ..............................          175,330        8,310,642
MBNA Corp. ...................................          207,700        5,140,575
                                                                     -----------
                                                                      17,716,839
                                                                     -----------
                                                                      47,661,002
                                                                     -----------
Health Care-19.3%
Biotechnology-1.2%
Cephalon, Inc.(a) ............................           18,700          878,152
Gilead Sciences, Inc.(a) .....................           25,800        1,408,164
                                                                     -----------
                                                                       2,286,316
                                                                     -----------
Drugs-4.8%
Forest Laboratories, Inc.(a) .................          102,800        5,141,028
Patterson Dental Co.(a) ......................           34,300        2,194,514
Teva Pharmaceutical Industries, Ltd.
   (ADR) (Israel) ............................           36,700        2,087,863
                                                                     -----------
                                                                       9,423,405
                                                                     -----------
Medical Products-3.8%
Alcon, Inc. (Switzerland) ....................           23,200        1,278,552
Stryker Corp. ................................           71,500        5,799,365
Zimmer Holdings, Inc.(a) .....................            6,300          402,003
                                                                     -----------
                                                                       7,479,920
                                                                     -----------
Medical Services-9.5%
Anthem, Inc.(a) ..............................           32,300        2,210,289
Express Scripts, Inc. Cl.A(a) ................          100,900        5,541,428
Health Management Associates .................          163,300        3,617,095
Stericycle, Inc.(a) ..........................           31,400        1,450,052
WellPoint Health Networks, Inc.(a) ...........           65,000        5,778,500
                                                                     -----------
                                                                      18,597,364
                                                                     -----------
                                                                      37,787,005
                                                                     -----------
Consumer Services-18.6%
Broadcasting & Cable-3.4%
Comcast Corp. Cl.A Special(a) ................          153,800        5,016,956
EchoStar Communications Corp. Cl.A(a) ........           12,333          472,601
Viacom, Inc. Cl.B ............................           32,300        1,287,801
                                                                     -----------
                                                                       6,777,358
                                                                     -----------
Entertainment & Leisure-4.1%
Harley-Davidson, Inc. ........................          168,900        8,007,549
                                                                     -----------

Retail-General Merchandise-2.5%
Bed Bath & Beyond, Inc.(a) ...................           55,600        2,348,544
Lowe's Cos., Inc. ............................           42,200        2,486,846
                                                                     -----------
                                                                       4,835,390
                                                                     -----------


--------------------------------------------------------------------------------
8 o AllianceBernstein Special Equity Institutional Fund

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)         Value
--------------------------------------------------------------------------------
Miscellaneous-8.6%
Apollo Group, Inc. Cl.A(a) ...................            6,000     $    381,180
Career Education Corp.(a) ....................          161,200        8,632,260
CDW Corp. ....................................           37,500        2,251,875
Education Management Corp.(a) ................           26,600        1,680,588
Iron Mountain, Inc.(a) .......................           77,900        2,978,896
Strayer Education, Inc. ......................            9,100          891,163
                                                                    ------------
                                                                      16,815,962
                                                                    ------------
                                                                      36,436,259
                                                                    ------------
Consumer Manufacturing-5.5%
Building & Related-5.5%
Centex Corp. .................................           30,300        2,954,250
D.R. Horton, Inc. ............................           66,650        2,652,670
Lennar Corp. Cl.A ............................           32,100        2,948,385
NVR, Inc.(a) .................................            4,600        2,251,240
                                                                    ------------
                                                                      10,806,545
                                                                    ------------
Capital Goods-2.0%
Engineering & Construction-2.0%
Jacobs Engineering Group, Inc.(a) ............           84,000        3,890,880
                                                                    ------------
Multi-Industry Companies-1.2%
Danaher Corp. ................................           29,000        2,402,650
                                                                    ------------
Energy-1.0%
Domestic Producers-1.0%
Apache Corp. .................................           27,735        1,933,684
                                                                    ------------
Aerospace & Defense-0.7%
Defense Electronics-0.7%
L-3 Communications Holdings, Inc.(a) .........           29,700        1,388,178
                                                                    ------------
Total Common Stocks
   (cost $133,713,618) .......................                       196,073,475
                                                                    ------------
SHORT-TERM INVESTMENT-0.7%
Time Deposit-0.7%
State Street Euro Dollar
   0.50%, 11/03/03
   (cost $1,285,000) .........................     $      1,285        1,285,000
                                                                    ------------
Total Investments Before Security
Lending Collateral-100.7%
   (cost $134,998,618) .......................                       197,358,475
                                                                    ------------


--------------------------------------------------------------------------------
                         AllianceBernstein Special Equity Institutional Fund o 9

                                                  Shares             Value

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED*-0.6%
Short-Term Investment-0.6%
UBS Private Money Market Fund, LLC, 1.01%
   (cost $1,085,500) ......................        1,085,500      $   1,085,500
                                                                  -------------
Total Investments-101.3%
   (cost $136,084,118) ....................                         198,443,975
Other assets less liabilities-(1.3%) ......                          (2,457,042)
                                                                  -------------

Net Assets-100% ...........................                       $ 195,986,933
                                                                  -------------


*    See Note E for securities lending information.
(a)  Non-income producing security.
     Glossary:
     ADR - American Depository Receipt
     See notes to financial statements.


--------------------------------------------------------------------------------
10 o AllianceBernstein Special Equity Institutional Fund

STATEMENT OF ASSETS & LIABILITIES
October 31, 2003


Assets
Investments in securities, at value (cost $136,084,118--
   including investment of cash collateral for securities
   loaned of $1,085,500)................................   $   198,443,975(a)
Cash....................................................               195
Receivable for investment securities sold...............         1,003,850
Dividends and interest receivable.......................            84,368
Receivable for capital stock sold.......................            50,285
                                                           ---------------
Total assets............................................       199,582,673
                                                           ---------------
Liabilities
Payable for investment securities purchased.............         2,121,072
Payable for collateral on securities loaned.............         1,085,500
Payable for capital stock redeemed......................           184,744
Advisory fee payable....................................           113,503
Accrued expenses........................................            90,921
                                                           ---------------
Total liabilities.......................................         3,595,740
                                                           ---------------
Net Assets..............................................   $   195,986,933
                                                           ===============
Composition of Net Assets
Capital stock, at par...................................   $        29,411
Additional paid-in capital..............................       248,933,009
Accumulated net realized loss on investment
   transactions........................................       (115,335,344)
Net unrealized appreciation of investments..............        62,359,857
                                                           ---------------
                                                           $   195,986,933
                                                           ===============
Calculation of Maximum Offering Price
Class I Shares
Net asset value, redemption and offering price per share
   ($195,986,933/29,410,590 shares of capital stock
   issued and outstanding)...........................                $6.66
                                                                     =====



(a) Includes securities on loan with a value of $1,068,466 (see Note E). See notes to financial statements.


--------------------------------------------------------------------------------
                        AllianceBernstein Special Equity Institutional Fund o 11

STATEMENT OF OPERATIONS
Year Ended October 31, 2003

Investment Income
Dividends (net of foreign taxes withheld
   of $313)............................. $       875,975
Interest................................          19,808   $       895,783
                                         ---------------
Expenses
Advisory fee............................       1,337,733
Administrative..........................         128,000
Custodian...............................          84,130
Audit and legal.........................          48,263
Printing................................          32,563
Directors' fees and expenses............          20,000
Transfer agency.........................          18,004
Registration fees.......................           4,580
Miscellaneous...........................          14,330
                                         ---------------
Total expenses..........................       1,687,603
Less: expense offset arrangement
   (see Note B).........................             (19)
                                         ---------------
Net expenses............................                         1,687,584
                                                           ---------------
Net investment loss.....................                          (791,801)
                                                           ---------------
Realized and Unrealized Gain (Loss)
   on Investment Transactions
Net realized loss on investment
   transactions.........................                          (156,895)
Net change in unrealized
   appreciation/depreciation
   of investments.......................                        48,744,809
                                                           ---------------
Net gain on investment transactions.....                        48,587,914
                                                           ---------------
Net Increase in Net Assets
   from Operations......................                   $    47,796,113
                                                           ===============


See notes to financial statements.


--------------------------------------------------------------------------------
12 o AllianceBernstein Special Equity Institutional Fund

STATEMENT OF CHANGES IN NET ASSETS


                                            Year Ended       Year Ended
                                            October 31,      October 31,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
   from Operations
Net investment loss..................... $      (791,801)  $      (895,097)
Net realized loss on investment
   transactions.........................        (156,895)      (49,715,536)
Net change in unrealized
   appreciation/depreciation
   of investments.......................      48,744,809         8,450,981
                                         ---------------   ---------------
Net increase (decrease) in net assets from
   operations...........................      47,796,113       (42,159,652)
Capital Stock Transactions
Net decrease............................     (56,191,685)      (49,856,880)
                                         ---------------   ---------------
Total decrease..........................      (8,395,572)      (92,016,532)
Net Assets
Beginning of period.....................     204,382,505       296,399,037
                                         ---------------   ---------------
End of period........................... $   195,986,933   $   204,382,505
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                        AllianceBernstein Special Equity Institutional Fund o 13

NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE A
Significant Accounting Policies
AllianceBernstein Special Equity Institutional Fund, Inc. (the "Fund"), formerly Alliance Special Equity Institutional Fund, Inc.; is one of the funds comprising the AllianceBernstein Institutional Funds, Inc. (the "Company"), formerly Alliance Institutional Funds, Inc.; which was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-ended series investment company. The Company is comprised of three other funds, AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Quasar Institutional Fund and AllianceBernstein Real Estate Investment Institutional Fund. Each fund has different investment objectives and policies. The Fund offers Class I and Class II shares. As of October 31, 2003, there were no Class II shares outstanding. Sales are made at the Fund's net asset value per share without a sales charge. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the


--------------------------------------------------------------------------------
14 o AllianceBernstein Special Equity Institutional Fund

NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
                        AllianceBernstein Special Equity Institutional Fund o 15

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent fees. Expenses of the Company are charged to the Fund in proportion to net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser, an advisory fee at an annualized rate of 1% of the first $50 million, .75 of 1% of the excess over $50 million up to $100 million and .50 of 1% of the excess over $100 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $128,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended October 31, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $18,000 for the year ended October 31, 2003.


--------------------------------------------------------------------------------
16 o AllianceBernstein Special Equity Institutional Fund

For the year ended October 31, 2003, the Fund's expenses were reduced by $19 under an expense offset arrangement with AGIS.

Brokerage commissions paid on investment transactions for the year ended October 31, 2003 amounted to $352,293, none of which was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).........  $    88,415,988   $   143,266,167
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost....................................................   $   136,737,705
                                                           ---------------
Gross unrealized appreciation...........................   $    63,678,011
Gross unrealized depreciation...........................        (1,971,741)
                                                           ---------------
Net unrealized appreciation.............................   $    61,706,270
                                                           ---------------


--------------------------------------------------------------------------------
                        AllianceBernstein Special Equity Institutional Fund o 17

NOTE E
Securities Lending
The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc., (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of October 31, 2003, the Fund had loaned securities with a value of $1,068,466 and received cash collateral of $1,085,500 which was invested in a money market fund as included in the accompanying portfolio of investments. For the year ended October 31, 2003, the Fund earned fee income of $7,842 which is included in interest income in the accompanying statement of operations.

NOTE F
Capital Stock
There are 6,000,000,000 shares of $.001 par value capital stock authorized for the Fund. The Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. There were no shares of Class II outstanding as of October 31, 2003. Transactions in Class I shares were as follows:


                   =============================================================
                              Shares                       Amount
                   =============================================================
                    Year Ended     Year Ended     Year Ended      Year Ended
                   October 31,    October 31,    October 31,     October 31,
                          2003           2002           2003            2002
--------------------------------------------------------------------------------
Class I
Shares sold          4,061,866      2,016,097  $  23,283,001   $  13,045,201
--------------------------------------------------------------------------------
Shares redeemed    (13,782,021)   (10,467,541)   (79,474,686)    (62,902,081)
--------------------------------------------------------------------------------
Net decrease        (9,720,155)    (8,451,444) $ (56,191,685)  $ (49,856,880)
================================================================================


NOTE G
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restric-


--------------------------------------------------------------------------------
18 o AllianceBernstein Special Equity Institutional Fund tions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2003.

NOTE H
Components of Accumulated Earnings (Deficit)
As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses....................   $  (114,681,756)(a)
Unrealized appreciation/(depreciation)..................        61,706,270(b)
                                                           ---------------
Total accumulated earnings/(deficit)....................   $   (52,975,486)
                                                           ---------------

(a) On October 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $114,681,756 of which $65,085,936 expires in the year 2009 and $49,595,820 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended October 31, 2003, $376,977 of capital loss carryforward was utilized.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to net investment loss resulted in a net decrease in accumulated net investment loss and a decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE I
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.
A special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.
On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was


--------------------------------------------------------------------------------
                        AllianceBernstein Special Equity Institutional Fund o 19 filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, more than thirty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

Note  J
Subsequent Events
On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

        (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to the market timing relationships described in the SEC Order (i.e., relationships Alliance Capital maintained with some investors who were permitted to engage in market timing trades in some of the AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees). According to the SEC Order, the Reimbursement Fund


--------------------------------------------------------------------------------
20 o AllianceBernstein Special Equity Institutional Fund
               is to be paid, in order of priority, to fund investors based on
               (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

        (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

        (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.


--------------------------------------------------------------------------------
                        AllianceBernstein Special Equity Institutional Fund o 21

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                      ===============================================================
                                                                  Class I
                                       ===============================================================
                                                                                         April 30,
                                                                                        1999(a) to
                                                    Year Ended October 31,             October 31,
                                       ----------------------------------------------
                                          2003         2002         2001         2000         1999
                                       ---------------------------------------------------------------
Net asset value, beginning
   of period............... .......... $  5.22       $ 6.23       $12.21       $10.79      $ 10.00
                                       -----------------------------------------------------------
Income from Investment
   Operations
Net investment loss(b).. .............    (.02)        (.02)        (.01)        (.03)        (.02)(c)
Net realized and unrealized
   gain (loss) on investment
   transactions............ ..........    1.46         (.99)       (4.14)        1.54          .81
                                       -----------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations.............. ..........    1.44        (1.01)       (4.15)        1.51          .79
                                       -----------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions............ ..........      -0-          -0-       (1.82)        (.09)          -0-
Distributions in excess of net
   realized gain on investment
   transactions............ ..........      -0-          -0-        (.01)          -0-          -0-
                                       -----------------------------------------------------------
Total distributions..... .............      -0-          -0-       (1.83)        (.09)          -0-
                                       -----------------------------------------------------------
Net asset value, end of period ....... $  6.66      $  5.22      $  6.23      $ 12.21       $10.79
                                       ===========================================================
Total Return
Total investment return based
   on net asset value(d)... ..........   27.59%      (16.21)%     (38.69)%      14.03%        7.90%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)......... ..........$195,987     $204,383     $296,399     $534,590     $499,846
Ratio to average net assets of:
  Expenses, net of waivers ...........     .88%         .78%         .69%         .65%         .73%(e)
  Expenses, before waivers ...........     .88%         .78%         .69%         .65%         .75%(e)
  Net investment loss... .............    (.41)%       (.33)%       (.19)%       (.25)%       (.33)%(c)(e)
Portfolio turnover rate. .............      46%          43%          57%          78%          35%



(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of fees waived and expenses reimbursed by Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.


-------------------------------------------------------------------------------
22 o AllianceBernstein Special Equity Institutional Fund

REPORT OF ERNST & YOUNG LLP

INDEPENDENT AUDITORS


To the Shareholders and Board of Directors of AllianceBernstein Institutional Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the AllianceBernstein Special Equity Institutional Fund, formerly Alliance Special Equity Institutional Fund (one of the funds constituting the AllianceBernstein Institutional Funds, Inc., formerly Alliance Institutional Fund) (the "Fund") as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AllianceBernstein Special Equity Institutional Fund of the AllianceBernstein Institutional Funds, Inc. at October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
December 12, 2003,
except for Note J,
as to which the date is
December 23, 2003


--------------------------------------------------------------------------------
                        AllianceBernstein Special Equity Institutional Fund o 23

BOARD OF DIRECTORS



William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Thomas J. Bardong, Vice President
Alan E. Levi(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02116

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee.
(2) Mr. Levi is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
24 o AllianceBernstein Special Equity Institutional Fund

MANAGEMENT OF THE FUND


Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.


                                                                          PORTFOLIOS
                                                                           IN FUND           OTHER
NAME, AGE OF DIRECTOR,                        PRINCIPAL                    COMPLEX       DIRECTORSHIPS
     ADDRESS                                OCCUPATION(S)                OVERSEEN BY         HELD BY
(YEARS OF SERVICE*)                      DURING PAST 5 YEARS               DIRECTOR         DIRECTOR
------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS

William H. Foulk, Jr.,#, 71           Investment adviser and an               113               None
2 Sound View Drive                    independent consultant. He was
Suite 100                             formerly Senior Manager of Barrett
Greenwich, CT 06830                   Associates, Inc., a registered
(6)                                   investment adviser, with which he
Chairman of the Board                 had been associated since prior
                                      to 1998. He was formerly Deputy
                                      Comptroller and Chief Investment
                                      Officer of the State of New York and,
                                      prior thereto, Chief Investment
                                      Officer of the New York Bank for
                                      Savings.

Ruth Block,#, 73                      Formerly Executive Vice President       96                None
500 SE Mizner Blvd.                   and Chief Insurance Officer of The
Boca Raton, FL 33432                  Equitable Life Assurance Society
(6)                                   of the United States; Chairman and
                                      Chief Executive Officer of Evlico;
                                      Director of Avon, BP (oil and gas),
                                      Ecolab Incorporated (specialty chemicals),
                                      Tandem Financial Group and Donaldson,
                                      Lufkin & Jenrette Securities Corporation;
                                      former Governor at Large National
                                      Association of Securities Dealers, Inc.

David H. Dievler,#, 74                Independent consultant. Until           100               None
P.O. Box 167                          December 1994, he was Senior
Spring Lake, NJ 07762                 Vice President of Alliance Capital
(6)                                   Management Corporation ("ACMC")
                                      responsible for mutual fund administration.
                                      Prior to joining ACMC in 1984, he was
                                      Chief Financial Officer of Eberstadt Asset
                                      Management since 1968. Prior to that, he
                                      was a Senior Manager at Price Waterhouse
                                      & Co. Member of American Institute of
                                      Certified Public Accountants since
                                      1953.



-------------------------------------------------------------------------------
                        AllianceBernstein Special Equity Institutional Fund o 28


                                                                          PORTFOLIOS
                                                                           IN FUND           OTHER
NAME, AGE OF DIRECTOR,                        PRINCIPAL                    COMPLEX       DIRECTORSHIPS
     ADDRESS                                OCCUPATION(S)                OVERSEEN BY         HELD BY
(YEARS OF SERVICE*)                      DURING PAST 5 YEARS               DIRECTOR         DIRECTOR
------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

John H. Dobkin,#, 61                  Consultant. Formerly President of       98                None
P.O. Box 12                           Save Venice, Inc. (preservation
Annandale, NY 12504                   organization) from 2001-2002, a
(6)                                   Senior Advisor from June 1999-
                                      June 2000 and President of Historic
                                      Hudson Valley (historic preservation)
                                      from December 1989-May 1999.
                                      Previously, Director of the National
                                      Academy of Design and during 1988-1992,
                                      he was Director and Chairman of the
                                      Audit Committee of ACMC.

Clifford L. Michel,#, 64              Senior Counsel of the law firm of         97              Placer
15 St. Bernard's Road                 Cahill Gordon & Reindel since                             Dome, Inc.
Gladstone, NJ 07934                   February 2001 and a partner of
(6)                                   that firm for more than twenty-five
                                      years prior thereto. He is President
                                      and Chief Executive Officer of Wenonah
                                      Development Company (investments) and a
                                      Director of Placer Dome, Inc. (mining).

Donald J. Robinson,#, 69              Senior Counsel to the law firm of         96              None
98 Hell's Peak Road                   Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                      since prior to 1998. Formerly a
(6)                                   senior partner and a member of the
                                      Executive Committee of that firm.
                                      He was also a member and Chairman of the
                                      Municipal Securities Rulemaking Board and
                                      a Trustee of the Museum of the City of
                                      New York.

INTERESTED DIRECTOR
Marc O. Mayer, +, 46                  Executive Vice President of ACMC        68                None
1345 Avenue of the                    since 2001; prior thereto, Chief
Americas                              Executive Officer of Sanford C.
New York, NY 10105                    Bernstein & Co., LLC and its
(3 months)                            predecessor since prior
to 1998.


*  There is no stated term of office for the Fund's Directors.

#  Member of the Audit Committee and the Nominating Committee.

+ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


--------------------------------------------------------------------------------
33 o AllianceBernstein Special Equity Institutional Fund

OFFICER INFORMATION
Certain information concerning the Fund's Officers is listed below.


      NAME,                             POSITION(S)                         PRINCIPAL OCCUPATION
 ADDRESS* AND AGE                     HELD WITH FUND                         DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Marc O. Mayer, 46                     President                   See biography above.

Alan E. Levi, 54                      Vice President              Senior Vice President of Alliance Capital
                                                                  Management Corporation ("ACMC")**, with
                                                                  which he has been associated since prior
                                                                  to 1998.

Mark R. Manley, 41                    Secretary                   Senior Vice President and Acting General
                                                                  Counsel of ACMC**, with which he has been
                                                                  associated since prior to 1998.

Mark D. Gersten, 53                   Treasurer and               Senior Vice President of Alliance Global
                                      Chief Financial Officer     Investor Services, Inc. ("AGIS")**, and Vice
                                                                  President of AllianceBernstein
                                                                  Investment Research and Management, Inc.
                                                                  ("ABIRM")**, with which he has been associated
                                                                  since prior to 1997.

Vincent S. Noto, 39                   Controller and Chief        Vice President of AGIS**, with which he
                                      Accounting Officer          has been associated since prior to 1998.




--------------------------------------------------------------------------------
* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, ABIRM and AGIS are affiliates of the Funds.
   The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                        AllianceBernstein Special Equity Institutional Fund o 34

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
  U.S. Large Cap Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund+
  Technology Fund
  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund
  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small CapValue Fund
  Utility Income Fund
  Value Fund
  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACMGovernment Opportunity Fund
  ACMManaged Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.
++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
39 o AllianceBernstein Special Equity Institutional Fund

NOTES



--------------------------------------------------------------------------------
                        AllianceBernstein Special Equity Institutional Fund o 40

ALLIANCEBERNSTEIN SPECIAL EQUITY INSTITUTIONAL FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
       Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.

SEIFAR1003

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.       DESCRIPTION OF EXHIBIT
         -----------       -----------------------
         10 (a)(1)        Code of ethics that is subject to the
                          disclosure of Item 2 hereof

         10 (b)(1)        Certification of Principal Executive Officer
                          Pursuant to Section 302 of the Sarbanes-
                          Oxley Act of 2002

         10 (b)(2)        Certification of Principal Financial Officer
                          Pursuant to Section 302 of the Sarbanes-
                           Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to
                           Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   December 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date:   December 30, 2003

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   December 30, 2003